Shareholder Report, Holdings (Details) - C000012453	Mar. 31, 2026
NVIDIA Corp.None_67066G104
Holdings [Line Items]
Percent of Total Investments	8.60%
Alphabet, Inc.NoneA_02079K305
Holdings [Line Items]
Percent of Total Investments	8.50%
Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	7.80%
Apple, Inc.None_037833100
Holdings [Line Items]
Percent of Total Investments	7.70%
Broadcom, Inc.None_11135F101
Holdings [Line Items]
Percent of Total Investments	6.10%
Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Total Investments	5.50%
Meta Platforms, Inc.NoneA_30303M102
Holdings [Line Items]
Percent of Total Investments	4.60%
JPMorgan Chase & Co.None_46625H100
Holdings [Line Items]
Percent of Total Investments	4.30%
ASML Holding NVNone_N07059210
Holdings [Line Items]
Percent of Total Investments	3.40%
AbbVie, Inc.None_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Common Stock
Holdings [Line Items]
Percent of Total Investments	96.90%
InvestmentType_Exchange Traded Fund
Holdings [Line Items]
Percent of Total Investments	3.10%